PIMCO REALPATH Blend Income Fund Expense Example - PIMCO REALPATH Blend Income Fund	Jun. 30, 2025 USD ($)
Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 84
Expense Example, with Redemption, 3 Years	264
Expense Example, with Redemption, 5 Years	460
Expense Example, with Redemption, 10 Years	1,024
A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	672
Expense Example, with Redemption, 3 Years	933
Expense Example, with Redemption, 5 Years	1,213
Expense Example, with Redemption, 10 Years	$ 2,009